Related Party Transactions	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
Our Co-Founder, Chairman and Chief Executive Officer, Mr. Emanuele Lauro, is a member of the Lolli-Ghetti family, which in 2009 founded Scorpio Tankers Inc. (“Scorpio Tankers”) (NYSE: “STNG”), a large international shipping company engaged in seaborne transportation of refined petroleum products, of which Mr. Lauro is currently the Chairman and Chief Executive Officer. The Lolli-Ghetti family also majority owns and controls the Scorpio Group, including SSM, which provides us with vessel technical management services, SCM, which provides us with vessel commercial management services, SSH, which provides us and other related entities with administrative services and services related to the acquisition of vessels and Scorpio UK Limited (“SUK”) which provides us with chartering services. In addition, our Vice President, Mr. Filippo Lauro is the brother of Mr. Emanuele Lauro and a member of the Lolli-Ghetti family. Our Co-Founder, President and Director, Mr. Robert Bugbee is also the President and a Director of Scorpio Tankers and has a senior management position at the Scorpio Group.
We entered into an Administrative Services Agreement, as amended from time to time, with SSH, a party related to us, for the provision of administrative staff, office space and accounting, legal compliance, financial and information technology services for which we reimburse SSH for the reasonable direct and indirect expenses it incurs in providing us with such services. Such costs are classified as general and administrative in the Consolidated Statement of Operations.
SSH also arranges vessel sales and purchases for us. We previously paid SSH a fee, payable in the Company’s common shares, for arranging vessel acquisitions, including newbuildings. The amount of common shares payable was determined by dividing $250,000 by the market value of our common shares based on the volume weighted average price of our common shares over the 30 trading day period immediately preceding the contract date of a definitive agreement to acquire any vessel. During the nine months ended September 30, 2017 and the year ended December 31, 2016 we issued 12,946 and51,679 shares, respectively, of our common shares to SSH. In November 2014, SSH agreed to waive its fee on vessel acquisitions contracted after November 20, 2014, for so long as the closing price of our common shares remained below a specified threshold. Effective September 29, 2016, the Company amended the terms of its Administrative Services Agreement with SSH and this fee was eliminated on all future acquisitions.
In addition, SSH has agreed with us not to own any drybulk carriers greater than 30,000 dwt for so long as the Administrative Services Agreement is in full force and effect. This agreement may be terminated by SSH upon 12 months’ notice or by us with 24 months’ notice.
The services provided to us by SSH may be sub-contracted to other entities within the Scorpio Group.
During June 2015, we issued and sold 833,333 shares to SSH for $15.0 million as part of a public offering.
During March 2016, we issued 5,000,000 shares to SSH for $15.0 million as part of a public offering.
During June 2016, we issued 5,250,000 shares to SSH for $16.0 million as part of a public offering.
Our vessels are commercially managed by SCM and technically managed by SSM pursuant to an amended and restated master agreement, as amended and restated from time to time, or the Amended and Restated Master Agreement, which may be terminated by either party upon 24 months’ notice, unless terminated earlier in accordance with the provisions of the Amended and Restated Master Agreement. In the event of a sale of one or more vessels, a notice period of three months’ and a payment equal to three months of management fees will apply, provided that the termination does not amount to a change of control, including a sale of substantially all vessels, in which case a payment equal to 24 months of management fees will apply. Additional vessels that the Company may acquire in the future are expected to be managed under the Amended and Restated Master Agreement or on substantially similar terms as the Amended and Restated Master Agreement.
SCM’s commercial management services include securing employment for our vessels in the spot market and on time charters. SCM also manages the Scorpio Group Pools (spot market-oriented vessel pools) including the Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the currently inactive Scorpio Capesize Pool in which our owned and time chartered-in vessels are employed and from which we generate a significant portion of our revenue. The Scorpio Ultramax Pool, the Scorpio Kamsarmax Pool and the Scorpio Capesize Pool participants, including us and third-party owners of similar vessels, pay SCM a pool management fee of $300 per vessel per day, plus a 1.75% commission on the gross revenues per charter fixture. We typically have balances due from these pools, consisting primarily of working capital, undistributed earnings and reimbursable costs. These receivables are either classified as current or non-current assets within the Consolidated Balance Sheet depending upon whether the associated vessel is expected to exit the pool within the next 12 months. We are also allocated general and administrative expenses from SCM.
For the commercial management of any of our vessels that do not operate in one of these pools, we pay SCM a daily fee of $300 per vessel, plus a 1.75% commission on the gross revenues per charter fixture, which are classified as voyage expenses in the Consolidated Statement of Operations.
Effective November 20, 2014, SCM agreed to reduce, with respect to our vessels, the 1.75% commission to 1.00% until the first day when the closing price of the Company’s common shares was not less than $117 per share, adjusted to include all equity restructuring and authorized dividends paid on the Company’s share capital, at which time the commission would revert to 1.75%. The reduction in commission expense is classified as vessel revenues in the Consolidated Statement of Operations.
Effective September 29, 2016, pursuant to the terms of the Amended and Restated Master Agreement, effective beginning on the fifth day within any 20 trading day period that the closing price of the Company's common shares on the New York Stock Exchange is equal to or greater than $5.00, the commission payable for commercial management to SCM will be reinstated to 1.75% of all monies earned by a vessel from 1.00%. As of close of trading on the NYSE on November 18, 2016, the condition was met and the commission payable for commercial management was reinstated to 1.75% of all monies earned by a vessel, effective November 19, 2016.
The Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool were significant customers for the nine months ended September 30, 2017, accounting for 42% and 58% of our total vessel revenue (including commissions from SCM), respectively. During nine months ended September 30, 2016 the Scorpio Kamsarmax Pool and the Scorpio Ultramax Pool accounted for 40% and 60% of our total vessel revenue (including commissions from SCM), respectively.
Prior to the amendment to the Amended and Restated Master Agreement on September 29, 2016, contracts for the construction of vessels that were sold or cancelled prior to the Company taking delivery of the vessels resulted in a termination fee of $0.5 million per vessel and the termination fee for a vessel which was under SCM management was two years of daily fees of $300, or $0.2 million per vessel plus 1.00% of the estimated revenue SCM would have generated for the vessel over the next two years. This fee is classified as a loss/write off of vessels and assets held for sale in the Consolidated Statement of Operations.
Following the amendment to the Amended and Restated Master Agreement on September 29, 2016, the fees due for a termination of the commercial management arrangements in the event of the sale of one or more vessels, provided it does not amount to a change of control of the Company, including a sale of substantially all vessels, have been reduced to a three month notice period and payment equal to three months of management fees.
SSM’s technical management services include providing technical support, such as arranging the hiring of qualified officers and crew, supervising the maintenance and performance of vessels, purchasing supplies, spare parts and new equipment, arranging and supervising drydocking and repairs, and monitoring regulatory and classification society compliance and customer standards. We pay SSM an annual fee of $0.2 million per vessel to provide technical management services for each of our vessels upon delivery, which is a component of vessel operating cost in the Consolidated Statement of Operations.
In addition, representatives of SSM provided us with construction supervisory services while our vessels were being constructed in shipyards. In addition to the supervisory fee, we compensated SSM for its direct expenses in assisting with the supervision, which varied between $0.2 million and $0.5 million per vessel.
Prior to the amendment to the Amended and Restated Master Agreement on September 29, 2016, contracts for the construction of vessels that were sold or canceled prior to the Company taking delivery of the vessels resulted in a termination fee of $0.5 million per vessel and the termination fee for a vessel which was under SSM management was two years of annual fees of $0.2 million per vessel, or $0.4 million per vessel. This fee is classified as a loss/write off of vessels and assets held for sale in the Consolidated Statement of Operations.
Following the amendment to the Amended and Restated Master Agreement on September 29, 2016, the fees due for a termination of the technical management arrangements in the event of the sale of one or more vessels, provided it does not amount to a change of control of the Company, including a sale of substantially all vessels, have been reduced to a notice period of three months and a payment equal to three months of management fees.
SUK will allocate salaries of certain SUK employees to the Company for services performed for the Company.
Transactions with entities controlled by the Lolli-Ghetti family and with Scorpio Tankers (herein referred to as related party affiliates) in the Condensed Consolidated Statement of Operations and Condensed Consolidated Balance Sheet are summarized in the following tables (in thousands).

	Nine Months Ended September 30,
	2017	2016
Vessel revenue
Scorpio Kamsarmax Pool	$46,964	$20,591
Scorpio Ultramax Pool	64,114	30,352
SCM	—	613
Total vessel revenue	$111,078	$51,556
Voyage expense:
SCM	$147	$250
Vessel operating cost:
SSM	$6,993	$5,149
General and administrative expense:
SCM	$90	$43
SSH	4,229	3,119
SUK	688	661
Total general and administrative expense	$5,007	$3,823
Write down on assets held for sale
SCM	$147	$500
SSM	200	500
Total write down on assets held for sale	$347	$1,000

	As of
	September 30, 2017	December 31, 2016
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$4,749	$2,579
Scorpio Ultramax Pool	2,569	1,661
Total due from related parties-current	$7,318	$4,240
Due from related parties non-current:
Scorpio Kamsarmax Pool	$5,080	$4,606
Scorpio Ultramax Pool	7,639	6,633
Total due from related parties non-current	$12,719	$11,239
Liabilities
Due to related parties-current :
SCM	$—	$507
SSM	—	209
SSH	226	321
Total due from related parties-current	$226	$1,037